(2_fidelity_logos)(registered trademark)

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2003

(fidelity_investments_logo)(registered trademark)

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2003

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	VIP II - Index 500
Assets:
Investments at market value	$ 965,167	$ 374,629	$ 1,150,265	$ 1,176,908	$ 261,966	$ 739,599	$ 599,457	$ 871,348
Receivable from FILI	2	2	7	4	1	0	1	5
Total Assets	965,169	374,631	1,150,272	1,176,912	261,967	739,599	599,458	871,353
Liabilities:
Payable to FILI	0	0	0	0	0	1	0	0
Total net assets	$ 965,169	$ 374,631	$ 1,150,272	$ 1,176,912	$ 261,967	$ 739,598	$ 599,458	$ 871,353
Net Assets:
Accumulation reserves	$ 903,926	$ 308,175	$ 993,998	$ 1,070,092	$ 237,871	$ 572,345	$ 496,905	$ 764,550
Annuity reserves	61,243	66,456	156,274	106,820	24,096	167,253	102,553	106,803
Total net assets	$ 965,169	$ 374,631	$ 1,150,272	$ 1,176,912	$ 261,967	$ 739,598	$ 599,458	$ 871,353

Units outstanding (accumulation)	47,049	11,962	20,002	20,124	9,054	21,241	16,582	26,255
Units outstanding (annuity reserves)	3,214	2,602	3,171	2,026	925	6,263	3,451	3,700
Units outstanding (total)	50,263	14,564	23,173	22,150	9,979	27,504	20,033	29,955
Unit value (accumulation)	$ 19.212352	$ 25.763119	$ 49.695435	$ 53.176005	$ 26.271183	$ 26.945110	$ 29.966981	$ 29.119694
	Subaccounts Investing In:
	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Dynamic Capital Appreciation	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap	VIP III - Value Strategies
Assets:
Investments at market value	$ 215,118	$ 1,315,237	$ 193,679	$ 14,023	$ 334,893	$ 144,474	$ 525,635	$ 152,235
Receivable from FILI	1	4	0	0	2	1	0	1
Total Assets	215,119	1,315,241	193,679	14,023	334,895	144,475	525,635	152,236
Liabilities:
Payable to FILI	0	0	1	0	0	0	0	0
Total net assets	$ 215,119	$ 1,315,241	$ 193,678	$ 14,023	$ 334,895	$ 144,475	$ 525,635	$ 152,236
Net Assets:
Accumulation reserves	$ 177,213	$ 1,181,957	$ 136,077	$ 12,731	$ 271,477	$ 123,414	$ 447,329	$ 130,026
Annuity reserves	37,906	133,284	57,601	1,292	63,418	21,061	78,306	22,210
Total net assets	$ 215,119	$ 1,315,241	$ 193,678	$ 14,023	$ 334,895	$ 144,475	$ 525,635	$ 152,236

Units outstanding (accumulation)	9,054	39,308	9,573	1,153	17,501	10,952	33,784	11,423
Units outstanding (annuity reserves)	1,953	4,470	4,090	118	4,125	1,886	5,956	1,952
Units outstanding (total)	11,007	43,778	13,663	1,271	21,626	12,838	39,740	13,375
Unit value (accumulation)	$ 19.573995	$ 30.069410	$ 14.214183	$ 11.037552	$ 15.512031	$ 11.268411	$ 13.240813	$ 11.382683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2003

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries	VIP IV - Real Estate
Assets:
Investments at market value	$ 8,958	$ 154,678	$ 26,136	$ 47,718	$ 37,319	$ 15,092	$ 7,278	$ 40,502
Receivable from FILI	0	1	0	0	0	0	0	1
Total Assets	8,958	154,679	26,136	47,718	37,319	15,092	7,278	40,503
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 8,958	$ 154,679	$ 26,136	$ 47,718	$ 37,319	$ 15,092	$ 7,278	$ 40,503
Net Assets:
Accumulation reserves	$ 8,173	$ 139,150	$ 24,157	$ 43,109	$ 34,307	$ 13,161	$ 6,710	$ 35,809
Annuity reserves	785	15,529	1,979	4,609	3,012	1,931	568	4,694
Total net assets	$ 8,958	$ 154,679	$ 26,136	$ 47,718	$ 37,319	$ 15,092	$ 7,278	$ 40,503

Units outstanding (accumulation)	1,081	15,086	2,267	4,474	3,093	1,190	666	3,256
Units outstanding (annuity reserves)	105	1,691	187	480	272	175	57	427
Units outstanding (total)	1,186	16,777	2,454	4,954	3,365	1,365	723	3,683
Unit value (accumulation)	$ 7.558093	$ 9.223905	$ 10.655414	$ 9.635359	$ 11.093435	$ 11.064748	$ 10.075077	$ 10.996080
	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap	PBHG - Select Value
Assets:
Investments at market value	$ 100,690	$ 57,339	$ 43,093	$ 47,710	$ 40,325	$ 201,496	$ 76,152
Receivable from FILI	0	0	0	0	0	0	0
Total Assets	100,690	57,339	43,093	47,710	40,325	201,496	76,152
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 100,690	$ 57,339	$ 43,093	$ 47,710	$ 40,325	$ 201,496	$ 76,152
Net Assets:
Accumulation reserves	$ 91,374	$ 50,069	$ 35,989	$ 38,293	$ 37,068	$ 172,440	$ 62,368
Annuity reserves	9,316	7,270	7,104	9,417	3,257	29,056	13,784
Total net assets	$ 100,690	$ 57,339	$ 43,093	$ 47,710	$ 40,325	$ 201,496	$ 76,152

Units outstanding (accumulation)	8,294	3,160	2,808	3,991	4,119	9,755	3,992
Units outstanding (annuity reserves)	852	463	559	990	365	1,658	891
Units outstanding (total)	9,146	3,623	3,367	4,981	4,484	11,413	4,883
Unit value (accumulation)	$ 11.017142	$ 15.842981	$ 12.817934	$ 9.595563	$ 8.999334	$ 17.677480	$ 15.621596
(In thousands, except per unit data)	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Assets:
Investments at market value	$ 142,444	$ 136,996	$ 92,853	$ 79,609	$ 105,416	$ 13,221	$ 25,887
Receivable from FILI	0	0	0	0	0	0	0
Total Assets	142,444	136,996	92,853	79,609	105,416	13,221	25,887
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 142,444	$ 136,996	$ 92,853	$ 79,609	$ 105,416	$ 13,221	$ 25,887
Net Assets:
Accumulation reserves	$ 136,020	$ 127,399	$ 82,971	$ 68,905	$ 93,658	$ 12,236	$ 23,267
Annuity reserves	6,424	9,597	9,882	10,704	11,758	985	2,620
Total net assets	$ 142,444	$ 136,996	$ 92,853	$ 79,609	$ 105,416	$ 13,221	$ 25,887

Units outstanding (accumulation)	17,730	8,878	7,035	4,521	8,668	1,309	2,432
Units outstanding (annuity reserves)	845	675	845	708	1,098	106	276
Units outstanding (total)	18,575	9,553	7,880	5,229	9,766	1,415	2,708
Unit value (accumulation)	$ 7.671666	$ 14.349376	$ 11.794295	$ 15.242376	$ 10.805019	$ 9.349752	$ 9.568934

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2003

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	VIP II - Index 500
Income:
Dividends	$ 12,517	$ 16,715	$ 17,045	$ 2,692	$ 1,327	$ 42,752	$ 20,148	$ 10,293
Expenses:
Mortality and expense risk charges - RR**	8,910	1,892	6,267	6,948	1,181	5,847	3,569	4,854
Administrative and other charges - RR**	594	126	418	463	79	390	238	324
Mortality and expense risk charges - IA**	489	387	885	620	95	1,409	659	644
Administrative and other charges - IA**	163	129	295	207	31	469	220	215
Net investment income (loss)	2,361	14,181	9,180	(5,546)	(59)	34,637	15,462	4,256
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	8,872	(1,971)	(13,266)	(3,653)	24,141	(28)	1,218
Realized gain distributions	0	0	0	0	0	15,042	0	0
Net realized gain (loss) on investments	0	8,872	(1,971)	(13,266)	(3,653)	39,183	(28)	1,218
Unrealized appreciation (depreciation)	0	44,873	244,654	297,779	69,052	(33,961)	72,752	175,072
Net increase (decrease) in net assets from operations	$ 2,361	$ 67,926	$ 251,863	$ 278,967	$ 65,340	$ 39,859	$ 88,186	$ 180,546
	Subaccounts Investing In:
	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Dynamic Capital Appreciation*	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap	VIP III - Value Strategies*
Income:
Dividends	$ 5,301	$ 5,232	$ 3,812	$ 0	$ 3,306	$ 773	$ 1,726	$ 0
Expenses:
Mortality and expense risk charges - RR**	1,184	7,687	806	16	1,822	734	2,518	103
Administrative and other charges - RR**	79	512	54	1	121	49	168	7
Mortality and expense risk charges - IA**	234	785	371	2	397	103	463	14
Administrative and other charges - IA**	78	262	124	0	132	34	154	4
Net investment income (loss)	3,726	(4,014)	2,457	(19)	834	(147)	(1,577)	(128)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(393)	16,321	1,029	49	(944)	(31)	(4,556)	51
Realized gain distributions	0	0	0	0	0	0	0	884
Net realized gain (loss) on investments	(393)	16,321	1,029	49	(944)	(31)	(4,556)	935
Unrealized appreciation (depreciation)	34,610	266,386	20,350	580	59,697	28,911	136,113	2,248
Net increase (decrease) in net assets from operations	$ 37,943	$ 278,693	$ 23,836	$ 610	$ 59,587	$ 28,733	$ 129,980	$ 3,055
	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries	VIP IV - Real Estate*
Income:
Dividends	$ 98	$ 0	$ 98	$ 0	$ 369	$ 25	$ 0	$ 415
Expenses:
Mortality and expense risk charges - RR**	57	525	103	317	210	45	50	39
Administrative and other charges - RR**	4	35	7	21	14	3	3	3
Mortality and expense risk charges - IA**	6	62	11	31	20	3	4	4
Administrative and other charges - IA**	2	21	3	10	6	1	2	1
Net investment income (loss)	29	(643)	(26)	(379)	119	(27)	(59)	368
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	233	3,361	(889)	(403)	(131)	(123)	(756)	33
Realized gain distributions	0	0	0	0	0	0	0	194
Net realized gain (loss) on investments	233	3,361	(889)	(403)	(131)	(123)	(756)	227
Unrealized appreciation (depreciation)	1,261	26,981	5,004	6,821	7,759	2,374	2,211	963
Net increase (decrease) in net assets from operations	$ 1,523	$ 29,699	$ 4,089	$ 6,039	$ 7,747	$ 2,224	$ 1,396	$ 1,558

* For the period September 26, 2003 (commencement of operations) through December 31, 2003.

** See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2003

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap	PBHG - Select Value
Income:
Dividends	$ 0	$ 0	$ 0	$ 75	$ 0	$ 0	$ 2,456
Expenses:
Mortality and expense risk charges - RR**	326	357	226	233	331	1,503	630
Administrative and other charges - RR**	22	24	15	16	22	100	42
Mortality and expense risk charges - IA**	31	55	44	46	28	251	128
Administrative and other charges - IA**	10	19	15	16	10	84	42
Net investment income (loss)	(389)	(455)	(300)	(236)	(391)	(1,938)	1,614
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	479	4,860	569	4,181	(34,954)	(13,625)	(24,570)
Realized gain distributions	0	0	0	0	0	0	0
Net realized gain (loss) on investments	479	4,860	569	4,181	(34,954)	(13,625)	(24,570)
Unrealized appreciation (depreciation)	21,263	8,235	9,329	7,845	45,892	91,176	36,533
Net increase (decrease) in net assets from operations	$ 21,353	$ 12,640	$ 9,598	$ 11,790	$ 10,547	$ 75,613	$ 13,577
	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Income:
Dividends	$ 0	$ 0	$ 0	$ 56	$ 0	$ 53	$ 0
Expenses:
Mortality and expense risk charges - RR**	1,120	1,051	727	623	409	86	94
Administrative and other charges - RR**	75	70	48	41	27	6	6
Mortality and expense risk charges - IA**	50	73	86	90	46	7	9
Administrative and other charges - IA**	16	24	29	30	15	2	3
Net investment income (loss)	(1,261)	(1,218)	(890)	(728)	(497)	(48)	(112)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(14,577)	(29,387)	(10,473)	(7,634)	(1,821)	(886)	(814)
Realized gain distributions	0	0	0	0	0	0	0
Net realized gain (loss) on investments	(14,577)	(29,387)	(10,473)	(7,634)	(1,821)	(886)	(814)
Unrealized appreciation (depreciation)	71,407	71,270	41,125	36,591	24,547	4,942	5,921
Net increase (decrease) in net assets from operations	$ 55,569	$ 40,665	$ 29,762	$ 28,229	$ 22,229	$ 4,008	$ 4,995

** See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ 2,361	$ 12,731	$ 14,181	$ 15,745	$ 9,180	$ 10,165	$ (5,546)	$ (6,593)
Net realized gain (loss) on investments	0	0	8,872	362	(1,971)	25,621	(13,266)	(19,159)
Unrealized appreciation (depreciation)	0	0	44,873	(11,256)	244,654	(251,291)	297,779	(426,120)
Net increase (decrease) in net assets from operations	2,361	12,731	67,926	4,851	251,863	(215,505)	278,967	(451,872)
Contract Transactions:
Payments received from contract owners	316,737	491,850	5,625	4,698	7,293	16,839	7,235	14,654
Transfers between sub-accounts and the fixed account, net	(472,233)	(87,195)	127,732	39,123	63,484	(8,349)	35,589	(106,088)
Contract benefits	(11,139)	(13,104)	(4,609)	(2,997)	(14,234)	(15,155)	(10,202)	(12,046)
Contract terminations	(331,090)	(470,790)	(20,266)	(9,827)	(58,572)	(74,616)	(53,684)	(68,348)
Contract maintenance charges	(239)	(291)	(46)	(25)	(201)	(220)	(277)	(317)
Other transfers (to) from FILI, net	184	238	32	33	105	126	253	402
Net increase (decrease) in net assets from contract transactions	(497,780)	(79,292)	108,468	31,005	(2,125)	(81,375)	(21,086)	(171,743)
Total increase (decrease) in net assets	(495,419)	(66,561)	176,394	35,856	249,738	(296,880)	257,881	(623,615)
Net Assets:
Beginning of period	1,460,588	1,527,149	198,237	162,381	900,534	1,197,414	919,031	1,542,646
End of period	$ 965,169	$ 1,460,588	$ 374,631	$ 198,237	$ 1,150,272	$ 900,534	$ 1,176,912	$ 919,031
Units Issued, Transferred and Redeemed:
Beginning balance	76,196	80,364	9,727	8,173	23,450	25,681	22,790	26,518
Units issued	17,309	27,157	241	237	174	383	163	291
Units transferred	(24,972)	(4,938)	5,695	1,983	1,314	(477)	624	(2,325)
Units redeemed	(18,270)	(26,387)	(1,099)	(666)	(1,765)	(2,137)	(1,427)	(1,694)
Ending balance	50,263	76,196	14,564	9,727	23,173	23,450	22,150	22,790
	Subaccounts Investing In:
	VIP - Overseas		VIP II - Investment Grade Bond		VIP II - Asset Manager		VIP II - Index 500
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (59)	$ (39)	$ 34,637	$ 21,269	$ 15,462	$ 19,706	$ 4,256	$ 4,174
Net realized gain (loss) on investments	(3,653)	(8,460)	39,183	7,216	(28)	(12,641)	1,218	10,160
Unrealized appreciation (depreciation)	69,052	(32,120)	(33,961)	48,953	72,752	(72,290)	175,072	(226,170)
Net increase (decrease) in net assets from operations	65,340	(40,619)	39,859	77,438	88,186	(65,225)	180,546	(211,836)
Contract Transactions:
Payments received from contract owners	1,872	2,924	18,581	24,658	5,465	7,084	8,074	12,762
Transfers between sub-accounts and the fixed account, net	59,565	(2,867)	(276,362)	343,269	14,277	(17,553)	73,337	(18,062)
Contract benefits	(1,521)	(1,232)	(18,413)	(14,631)	(10,904)	(10,775)	(9,570)	(9,319)
Contract terminations	(10,958)	(9,967)	(76,634)	(83,554)	(37,626)	(48,357)	(37,541)	(45,847)
Contract maintenance charges	(38)	(40)	(185)	(147)	(117)	(124)	(172)	(181)
Other transfers (to) from FILI, net	28	45	85	237	31	52	345	270
Net increase (decrease) in net assets from contract transactions	48,948	(11,137)	(352,928)	269,832	(28,874)	(69,673)	34,473	(60,377)
Total increase (decrease) in net assets	114,288	(51,756)	(313,069)	347,270	59,312	(134,898)	215,019	(272,213)
Net Assets:
Beginning of period	147,679	199,435	1,052,667	705,397	540,146	675,044	656,334	928,547
End of period	$ 261,967	$ 147,679	$ 739,598	$ 1,052,667	$ 599,458	$ 540,146	$ 871,353	$ 656,334
Units Issued, Transferred and Redeemed:
Beginning balance	7,999	8,541	40,827	29,934	21,119	23,886	28,736	31,347
Units issued	88	135	713	1,018	197	262	331	484
Units transferred	2,481	(146)	(10,365)	13,900	481	(745)	2,797	(945)
Units redeemed	(589)	(531)	(3,671)	(4,025)	(1,764)	(2,284)	(1,909)	(2,150)
Ending balance	9,979	7,999	27,504	40,827	20,033	21,119	29,955	28,736
(In thousands)	Subaccounts Investing In:
	VIP II - Asset Manager: Growth		VIP II - Contrafund		VIP III - Balanced		VIP III - Dynamic Capital Appreciation*
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03
Operations:
Net investment income (loss)	$ 3,726	$ 4,434	$ (4,014)	$ 315	$ 2,457	$ 2,682	$ (19)
Net realized gain (loss) on investments	(393)	(8,251)	16,321	33,417	1,029	(859)	49
Unrealized appreciation (depreciation)	34,610	(34,972)	266,386	(162,491)	20,350	(15,528)	580
Net increase (decrease) in net assets from operations	37,943	(38,789)	278,693	(128,759)	23,836	(13,705)	610
Contract Transactions:
Payments received from contract owners	2,245	2,812	9,836	12,387	3,271	2,920	224
Transfers between sub-accounts and the fixed account, net	14,105	(17,127)	29,065	(17,882)	49,592	25,273	13,242
Contract benefits	(3,678)	(3,288)	(12,308)	(12,746)	(4,200)	(3,939)	(14)
Contract terminations	(8,520)	(13,585)	(61,198)	(73,314)	(8,509)	(9,441)	(43)
Contract maintenance charges	(49)	(52)	(292)	(303)	(30)	(23)	0
Other transfers (to) from FILI, net	45	(1)	162	300	51	6	4
Net increase (decrease) in net assets from contract transactions	4,148	(31,241)	(34,735)	(91,558)	40,175	14,796	13,413
Total increase (decrease) in net assets	42,091	(70,030)	243,958	(220,317)	64,011	1,091	14,023
Net Assets:
Beginning of period	173,028	243,058	1,071,283	1,291,600	129,667	128,576	0
End of period	$ 215,119	$ 173,028	$ 1,315,241	$ 1,071,283	$ 193,678	$ 129,667	$ 14,023
Units Issued, Transferred and Redeemed:
Beginning balance	10,828	12,742	45,432	49,247	10,681	9,581	0
Units issued	131	163	386	495	245	231	21
Units transferred	755	(1,078)	870	(859)	3,710	1,939	1,255
Units redeemed	(707)	(999)	(2,910)	(3,451)	(973)	(1,070)	(5)
Ending balance	11,007	10,828	43,778	45,432	13,663	10,681	1,271
	Subaccounts Investing In:
	VIP III - Growth & Income		VIP III - Growth Opportunities		VIP III - Mid Cap		VIP III - Value Strategies*
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03
Operations:
Net investment income (loss)	$ 834	$ 1,825	$ (147)	$ 312	$ (1,577)	$ 584	$ (128)
Net realized gain (loss) on investments	(944)	(10,077)	(31)	(4,589)	(4,556)	(5,377)	935
Unrealized appreciation (depreciation)	59,697	(53,227)	28,911	(24,021)	136,113	(51,117)	2,248
Net increase (decrease) in net assets from operations	59,587	(61,479)	28,733	(28,298)	129,980	(55,910)	3,055
Contract Transactions:
Payments received from contract owners	3,469	3,454	1,580	1,600	4,515	8,931	1,606
Transfers between sub-accounts and the fixed account, net	33,022	(19,075)	30,228	(561)	26,116	(8,049)	148,038
Contract benefits	(5,308)	(5,715)	(1,508)	(1,157)	(5,761)	(6,800)	(116)
Contract terminations	(16,267)	(18,783)	(6,067)	(7,426)	(20,194)	(26,350)	(365)
Contract maintenance charges	(73)	(75)	(28)	(29)	(97)	(113)	(2)
Other transfers (to) from FILI, net	33	68	45	(1)	116	150	20
Net increase (decrease) in net assets from contract transactions	14,876	(40,126)	24,250	(7,574)	4,695	(32,231)	149,181
Total increase (decrease) in net assets	74,463	(101,605)	52,983	(35,872)	134,675	(88,141)	152,236
Net Assets:
Beginning of period	260,432	362,037	91,492	127,364	390,960	479,101	0
End of period	$ 334,895	$ 260,432	$ 144,475	$ 91,492	$ 525,635	$ 390,960	$ 152,236
Units Issued, Transferred and Redeemed:
Beginning balance	20,641	23,727	10,469	11,295	40,643	44,539	0
Units issued	251	272	162	161	421	858	144
Units transferred	2,299	(1,544)	2,995	(96)	1,211	(1,536)	13,272
Units redeemed	(1,565)	(1,814)	(788)	(891)	(2,535)	(3,218)	(41)
Ending balance	21,626	20,641	12,838	10,469	39,740	40,643	13,375

* For the period September 26, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2003 and 2002

(In thousands)	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth		VIP IV - Technology		VIP IV - Natural Resources		VIP IV - Health Care
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ 29	$ 32	$ (643)	$ (230)	$ (26)	$ (21)	$ (379)	$ (248)
Net realized gain (loss) on investments	233	(173)	3,361	(2,647)	(889)	(1,012)	(403)	(1,060)
Unrealized appreciation (depreciation)	1,261	(1,989)	26,981	(13,398)	5,004	(3,278)	6,821	(9,092)
Net increase (decrease) in net assets from operations	1,523	(2,130)	29,699	(16,275)	4,089	(4,311)	6,039	(10,400)
Contract Transactions:
Payments received from contract owners	181	369	2,119	1,349	503	596	1,215	3,011
Transfers between sub-accounts and the fixed account, net	1,613	1,723	98,093	8,452	5,353	13,369	(536)	1,804
Contract benefits	(58)	(35)	(822)	(263)	(130)	(148)	(543)	(465)
Contract terminations	(391)	(538)	(2,911)	(1,463)	(478)	(1,398)	(1,962)	(3,405)
Contract maintenance charges	(35)	(16)	(168)	(89)	(34)	(57)	(39)	(51)
Other transfers (to) from FILI, net	0	1	53	4	1	2	10	41
Net increase (decrease) in net assets from contract transactions	1,310	1,504	96,364	7,990	5,215	12,364	(1,855)	935
Total increase (decrease) in net assets	2,833	(626)	126,063	(8,285)	9,304	8,053	4,184	(9,465)
Net Assets:
Beginning of period	6,125	6,751	28,616	36,901	16,832	8,779	43,534	52,999
End of period	$ 8,958	$ 6,125	$ 154,679	$ 28,616	$ 26,136	$ 16,832	$ 47,718	$ 43,534
Units Issued, Transferred and Redeemed:
Beginning balance	1,014	777	4,902	3,900	2,047	936	5,208	5,214
Units issued	26	51	266	169	55	65	137	324
Units transferred	213	277	12,064	1,084	459	1,226	(108)	109
Units redeemed	(67)	(91)	(455)	(251)	(107)	(180)	(283)	(439)
Ending balance	1,186	1,014	16,777	4,902	2,454	2,047	4,954	5,208
	Subaccounts Investing In:
	VIP IV - Financial Services		VIP IV - Cyclical Industries		VIP IV - Consumer Industries		VIP IV - Real Estate*
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03
Operations:
Net investment income (loss)	$ 119	$ 90	$ (27)	$ (63)	$ (59)	$ (83)	$ 368
Net realized gain (loss) on investments	(131)	(362)	(123)	(543)	(756)	(733)	227
Unrealized appreciation (depreciation)	7,759	(4,941)	2,374	(1,855)	2,211	(2,267)	963
Net increase (decrease) in net assets from operations	7,747	(5,213)	2,224	(2,461)	1,396	(3,083)	1,558
Contract Transactions:
Payments received from contract owners	859	1,535	168	545	383	460	1,279
Transfers between sub-accounts and the fixed account, net	1,194	11,755	7,537	1,477	(3,211)	8,456	38,019
Contract benefits	(216)	(281)	(46)	(70)	(62)	(97)	(36)
Contract terminations	(1,868)	(1,926)	(360)	(709)	(331)	(1,317)	(327)
Contract maintenance charges	(36)	(56)	(12)	(32)	(4)	(21)	(1)
Other transfers (to) from FILI, net	16	1	2	(1)	4	4	11
Net increase (decrease) in net assets from contract transactions	(51)	11,028	7,289	1,210	(3,221)	7,485	38,945
Total increase (decrease) in net assets	7,696	5,815	9,513	(1,251)	(1,825)	4,402	40,503
Net Assets:
Beginning of period	29,623	23,808	5,579	6,830	9,103	4,701	0
End of period	$ 37,319	$ 29,623	$ 15,092	$ 5,579	$ 7,278	$ 9,103	$ 40,503
Units Issued, Transferred and Redeemed:
Beginning balance	3,460	2,444	692	675	1,122	480	0
Units issued	90	161	19	57	42	51	121
Units transferred	67	1,101	697	50	(361)	743	3,595
Units redeemed	(252)	(246)	(43)	(90)	(80)	(152)	(33)
Ending balance	3,365	3,460	1,365	692	723	1,122	3,683

* For the period September 26, 2003 (commencement of operations) through December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2003 and 2002

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (389)	$ (397)	$ (455)	$ 1,883	$ (300)	$ 167	$ (236)	$ 99
Net realized gain (loss) on investments	479	(3,776)	4,860	(246)	569	335	4,181	753
Unrealized appreciation (depreciation)	21,263	(5,082)	8,235	(769)	9,329	(7,339)	7,845	(4,426)
Net increase (decrease) in net assets from operations	21,353	(9,255)	12,640	868	9,598	(6,837)	11,790	(3,574)
Contract Transactions:
Payments received from contract owners	1,513	1,434	1,181	474	564	799	1,060	1,285
Transfers between sub-accounts and the fixed account, net	47,194	17,528	15,440	21,739	740	16,918	12,169	18,383
Contract benefits	(387)	(358)	(704)	(395)	(492)	(419)	(485)	(220)
Contract terminations	(3,089)	(3,117)	(3,404)	(1,406)	(2,048)	(1,765)	(2,458)	(1,025)
Contract maintenance charges	(12)	(14)	(15)	(7)	(7)	(8)	(5)	(3)
Other transfers (to) from FILI, net	10	63	24	23	10	12	(289)	15
Net increase (decrease) in net assets from contract transactions	45,229	15,536	12,522	20,428	(1,233)	15,537	9,992	18,435
Total increase (decrease) in net assets	66,582	6,281	25,162	21,296	8,365	8,700	21,782	14,861
Net Assets:
Beginning of period	34,108	27,827	32,177	10,881	34,728	26,028	25,928	11,067
End of period	$ 100,690	$ 34,108	$ 57,339	$ 32,177	$ 43,093	$ 34,728	$ 47,710	$ 25,928
Units Issued, Transferred and Redeemed:
Beginning balance	4,599	3,390	2,579	945	3,470	2,144	3,420	1,204
Units issued	177	184	82	41	54	69	124	163
Units transferred	4,786	1,451	1,254	1,745	76	1,451	1,815	2,208
Units redeemed	(416)	(426)	(292)	(152)	(233)	(194)	(378)	(155)
Ending balance	9,146	4,599	3,623	2,579	3,367	3,470	4,981	3,420
	Subaccounts Investing In:
	PBHG - Growth II		PBHG - Small Cap		PBHG - Select Value		PBHG - Technology & Communications
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (391)	$ (537)	$ (1,938)	$ (2,741)	$ 1,614	$ 47	$ (1,261)	$ (1,795)
Net realized gain (loss) on investments	(34,954)	(41,138)	(13,625)	(12,561)	(24,570)	(22,294)	(14,577)	(5,816)
Unrealized appreciation (depreciation)	45,892	16,165	91,176	(116,351)	36,533	(39,164)	71,407	(177,938)
Net increase (decrease) in net assets from operations	10,547	(25,510)	75,613	(131,653)	13,577	(61,411)	55,569	(185,549)
Contract Transactions:
Payments received from contract owners	376	532	3,006	8,240	762	3,110	2,111	3,266
Transfers between sub-accounts and the fixed account, net	(14,642)	(20,691)	(86,524)	(32,013)	(53,318)	(103,052)	(43,428)	(47,297)
Contract benefits	(550)	(798)	(3,365)	(4,159)	(1,912)	(3,276)	(999)	(1,392)
Contract terminations	(2,200)	(2,765)	(13,517)	(19,413)	(6,129)	(14,225)	(6,202)	(9,344)
Contract maintenance charges	(17)	(22)	(57)	(82)	(28)	(51)	(97)	(120)
Other transfers (to) from FILI, net	2	34	55	63	11	65	138	706
Net increase (decrease) in net assets from contract transactions	(17,031)	(23,710)	(100,402)	(47,364)	(60,614)	(117,429)	(48,477)	(54,181)
Total increase (decrease) in net assets	(6,484)	(49,220)	(24,789)	(179,017)	(47,037)	(178,840)	7,092	(239,730)
Net Assets:
Beginning of period	46,809	96,029	226,285	405,302	123,189	302,029	135,352	375,082
End of period	$ 40,325	$ 46,809	$ 201,496	$ 226,285	$ 76,152	$ 123,189	$ 142,444	$ 135,352
Units Issued, Transferred and Redeemed:
Beginning balance	6,490	9,187	17,673	21,623	9,265	16,878	25,444	32,181
Units issued	47	64	212	488	60	194	355	502
Units transferred	(1,712)	(2,348)	(5,278)	(2,931)	(3,842)	(6,686)	(6,103)	(5,877)
Units redeemed	(341)	(413)	(1,194)	(1,507)	(600)	(1,121)	(1,121)	(1,362)
Ending balance	4,484	6,490	11,413	17,673	4,883	9,265	18,575	25,444
(In thousands)	Subaccounts Investing In:
	PBHG - Select 20		SVIF - Mid Cap Growth Fund II		SVIF - Opportunity Fund II		CST - Small Cap Growth
	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (1,218)	$ (1,550)	$ (890)	$ (917)	$ (728)	$ (530)	$ (497)	$ (439)
Net realized gain (loss) on investments	(29,387)	(2,404)	(10,473)	(21,075)	(7,634)	(4,370)	(1,821)	(9,865)
Unrealized appreciation (depreciation)	71,270	(72,276)	41,125	(34,019)	36,591	(35,314)	24,547	(14,510)
Net increase (decrease) in net assets from operations	40,665	(76,230)	29,762	(56,011)	28,229	(40,214)	22,229	(24,814)
Contract Transactions:
Payments received from contract owners	1,161	1,841	1,237	1,295	1,075	2,596	1,098	705
Transfers between sub-accounts and the fixed account, net	(33,589)	(47,723)	(12,836)	(16,356)	(31,122)	7,819	47,388	(6,643)
Contract benefits	(1,427)	(1,771)	(1,170)	(1,262)	(1,382)	(1,200)	(703)	(616)
Contract terminations	(7,323)	(10,873)	(4,839)	(5,980)	(6,376)	(6,912)	(2,633)	(2,944)
Contract maintenance charges	(57)	(66)	(34)	(36)	(23)	(27)	(15)	(13)
Other transfers (to) from FILI, net	167	219	36	90	39	47	42	1
Net increase (decrease) in net assets from contract transactions	(41,068)	(58,373)	(17,606)	(22,249)	(37,789)	2,323	45,177	(9,510)
Total increase (decrease) in net assets	(403)	(134,603)	12,156	(78,260)	(9,560)	(37,891)	67,406	(34,324)
Net Assets:
Beginning of period	137,399	272,002	80,697	158,957	89,169	127,060	38,010	72,334
End of period	$ 136,996	$ 137,399	$ 92,853	$ 80,697	$ 79,609	$ 89,169	$ 105,416	$ 38,010
Units Issued, Transferred and Redeemed:
Beginning balance	12,626	17,024	9,116	11,122	7,958	8,229	5,188	6,492
Units issued	111	155	121	127	86	187	119	79
Units transferred	(2,472)	(3,590)	(777)	(1,445)	(2,227)	175	4,823	(980)
Units redeemed	(712)	(963)	(580)	(688)	(588)	(633)	(364)	(403)
Ending balance	9,553	12,626	7,880	9,116	5,229	7,958	9,766	5,188
	Subaccounts Investing In:
	CST - International Focus		CST - Global Post-Venture Capital
	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (48)	$ (122)	$ (112)	$ (97)
Net realized gain (loss) on investments	(886)	(2,038)	(814)	(4,645)
Unrealized appreciation (depreciation)	4,942	(724)	5,921	(250)
Net increase (decrease) in net assets from operations	4,008	(2,884)	4,995	(4,992)
Contract Transactions:
Payments received from contract owners	199	127	445	166
Transfers between sub-accounts and the fixed account, net	(1,053)	(1,546)	13,173	(3,291)
Contract benefits	(140)	(87)	(99)	(75)
Contract terminations	(678)	(929)	(744)	(697)
Contract maintenance charges	(3)	(3)	(4)	(4)
Other transfers (to) from FILI, net	(187)	2	16	15
Net increase (decrease) in net assets from contract transactions	(1,862)	(2,436)	12,787	(3,886)
Total increase (decrease) in net assets	2,146	(5,320)	17,782	(8,878)
Net Assets:
Beginning of period	11,075	16,395	8,105	16,983
End of period	$ 13,221	$ 11,075	$ 25,887	$ 8,105
Units Issued, Transferred and Redeemed:
Beginning balance	1,565	1,840	1,241	1,699
Units issued	24	15	58	20
Units transferred	(69)	(153)	1,510	(384)
Units redeemed	(105)	(137)	(101)	(94)
Ending balance	1,415	1,565	2,708	1,241

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I
of Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI), a wholly-owned subsidiary of FMR Corp, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves (RR) and Fidelity Income Advantage (IA) variable annuity contracts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

During 2003, a contractholder could allocate funds into subaccounts that invest in certain portfolios of the following mutual funds: Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), Variable Insurance Products Fund III (VIP III), Variable Insurance Products Fund IV (VIP IV), The Universal Institutional Funds (UIF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Credit Suisse Trust (CST). In addition, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

In 2003, FILI added three new subaccounts to the Account VIP III - Dynamic Capital Appreciation, VIP III - Value Strategies, and VIP IV - Real Estate.

Effective January 2, 2004, FILI closed the Strong Variable Insurance Funds and the PBHG Insurance Series Funds investment options to new money.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Annuity Reserves

Annuity reserves are computed for contracts in the payout stage based on the 1983 Basic and 1983a Individual Annuitant Mortality Tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Federal Income Taxes - continued

Under the provisions of Section 817(h) of the Internal Revenue Code ("IRC"), a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

New Accounting Pronouncement

Statement of Position (SOP) 03-5 "Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Account, but resulted in additional disclosures in the footnotes to the financial statements.

3. Expenses

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.75% for the assumption of mortality and expense risks. FILI deducts a daily administrative charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.25% for Income Advantage contracts and 0.05% for Retirement Reserves contracts. FILI also deducts an annual maintenance charge, through the redemption of units, of $30 from the Retirement Reserves contract value. The maintenance charge, which is recorded as a contract transaction in the accompanying statement of changes in net assets, is waived on certain contracts.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

FILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through the redemption of units, of 0.05% of the contract value on the date of the quarterly charge. There will be no charges made once annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying statement of changes in net assets.

Excluding VIP Real Estate, each of the portfolios of VIP IV imposes a 1.0% redemption fee for interests held for less than 60 days, deducted through the redemption of units. FILI collects these fees on behalf of these VIP IV portfolios, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying statement of changes in net assets.

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II, VIP III and VIP IV portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP, VIP II, VIP III and VIP IV mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2003 were 0.20% to 0.73% depending on the fund.

Annual Report

Notes to Financial Statements - continued

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the period ended
December 31, 2003:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 551,430	$ 1,046,848
VIP - High Income	211,464	88,814
VIP - Equity-Income	91,904	84,857
VIP - Growth	56,728	83,363
VIP - Overseas	247,982	199,094
VIP II - Investment Grade Bond	179,272	482,523
VIP II - Asset Manager	44,427	57,844
VIP II - Index 500	109,187	70,450
VIP II - Asset Manager: Growth	31,494	23,620
VIP II - Contrafund	58,430	97,161
VIP III - Balanced	59,832	17,201
VIP III - Dynamic Capital Appreciation*	14,502	1,108
VIP III - Growth & Income	49,500	33,786
VIP III - Growth Opportunities	33,498	9,395
VIP III - Mid Cap	66,593	63,472
VIP III - Value Strategies*	150,473	537
VIP IV - Telecomm. and Utilities Growth	8,228	6,888
VIP IV - Technology	115,352	19,631
VIP IV - Natural Resources	16,809	11,620
VIP IV - Health Care	14,561	16,794
VIP IV - Financial Services	13,774	13,705
VIP IV - Cyclical Industries	10,649	3,387
VIP IV - Consumer Industries	1,874	5,154
VIP IV - Real Estate*	40,173	667
UIF - Emerging Markets Equity	108,178	63,338
UIF - Emerging Markets Debt	60,216	48,148
UIF - Global Value Equity	46,274	47,807
UIF - International Magnum	168,314	158,558
PBHG - Growth II	3,913	21,335
PBHG - Small Cap	24,993	127,332
PBHG - Select Value	5,333	64,333
PBHG - Technology & Communications	49,230	98,967
PBHG - Select 20	13,190	55,473
SVIF - Mid Cap Growth Fund II	39,357	57,850
SVIF - Opportunity Fund II	20,625	59,142
CST - Small Cap Growth	62,109	17,429
CST - International Focus	83,486	85,396
CST - Global Post-Venture Capital	33,717	21,040

* For the period September 26, 2003 (commencement of operations) through December 31, 2003.

Annual Report

Notes to Financial Statements - continued

5. Investments - continued

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2003:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	965,167	$ 965,167	$ 1.00
VIP - High Income	53,903	470,348	6.95
VIP - Equity-Income	49,623	1,119,102	23.18
VIP - Growth	37,916	1,608,437	31.04
VIP - Overseas	16,803	351,470	15.59
VIP II - Investment Grade Bond	54,183	710,961	13.65
VIP II - Asset Manager	41,456	663,209	14.46
VIP II - Index 500	6,908	919,021	126.13
VIP II - Asset Manager: Growth	17,447	266,722	12.33
VIP II - Contrafund	56,863	1,198,365	23.13
VIP III - Balanced	13,954	201,740	13.88
VIP III - Dynamic Capital Appreciation	1,978	13,443	7.09
VIP III - Growth & Income	25,256	386,082	13.26
VIP III - Growth Opportunities	9,587	183,048	15.07
VIP III - Mid Cap	21,756	438,139	24.16
VIP III - Value Strategies	12,267	149,987	12.41
VIP IV - Telecomm. and Utilities Growth	1,207	9,933	7.42
VIP IV - Technology	16,579	140,030	9.33
VIP IV - Natural Resources	2,367	24,532	11.04
VIP IV - Health Care	4,884	49,365	9.77
VIP IV - Financial Services	3,421	34,018	10.91
VIP IV - Cyclical Industries	1,352	14,259	11.16
VIP IV - Consumer Industries	716	7,294	10.17
VIP IV - Real Estate	3,045	39,538	13.30
UIF - Emerging Markets Equity	11,138	113,725	9.04
UIF - Emerging Markets Debt	6,343	51,500	9.04
UIF - Global Value Equity	3,396	43,482	12.69
UIF - International Magnum	4,819	47,464	9.90
PBHG - Growth II	4,102	127,175	9.83
PBHG - Small Cap	11,521	213,569	17.49
PBHG - Select Value	5,506	98,862	13.83
PBHG - Technology & Communications	65,341	1,723,694	2.18
PBHG - Select 20	16,060	459,096	8.53
SVIF - Mid Cap Growth Fund II	6,763	225,187	13.73
SVIF - Opportunity Fund II	4,192	105,707	18.99
CST - Small Cap Growth	7,639	159,839	13.80
CST - International Focus	1,494	24,455	8.85
CST - Global Post-Venture Capital	2,739	38,704	9.45

Annual Report

Notes to Financial Statements - continued

6. Unit Values

A summary of unit values and units outstanding for Fidelity Retirement Reserves (RR) and Fidelity Income Advantage (IA) contracts and the expense ratios, excluding expenses of the underlying funds, for the periods ended December 31:

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP - Money Market
2003	50,263	$19.21	$19.03	$ 965,169	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	76,196	$19.18	$19.04	$ 1,460,588	0.80%	1.00%	1.68%	0.88%	0.68%
2001	80,364	$19.01	$18.91	$ 1,527,149	0.80%	1.00%	4.23%	3.35%	3.14%
VIP - High Income
2003	14,564	$25.76	$25.52	$ 374,631	0.80%	1.00%	5.56%	26.25%	25.99%
2002	9,727	$20.41	$20.26	$ 198,237	0.80%	1.00%	10.07%	2.62%	2.41%
2001	8,173	$19.89	$19.78	$ 162,381	0.80%	1.00%	14.07%	(12.44%)	(12.62%)
VIP - Equity-Income
2003	23,173	$49.70	$49.24	$ 1,150,272	0.80%	1.00%	1.79%	29.29%	29.03%
2002	23,450	$38.44	$38.16	$ 900,534	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
2001	25,681	$46.66	$46.41	$ 1,197,414	0.80%	1.00%	1.63%	(5.72%)	(5.91%)
VIP - Growth
2003	22,150	$53.18	$52.68	$ 1,176,912	0.80%	1.00%	0.27%	31.79%	31.52%
2002	22,790	$40.35	$40.06	$ 919,031	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
2001	26,518	$58.20	$57.89	$ 1,542,646	0.80%	1.00%	0.08%	(18.31%)	(18.48%)
VIP - Overseas
2003	9,979	$26.27	$26.03	$ 261,967	0.80%	1.00%	0.78%	42.22%	41.94%
2002	7,999	$18.47	$18.34	$ 147,679	0.80%	1.00%	0.80%	(20.92%)	(21.08%)
2001	8,541	$23.36	$23.23	$ 199,435	0.80%	1.00%	5.44%	(21.80%)	(21.96%)
VIP II - Investment Grade Bond
2003	27,504	$26.95	$26.70	$ 739,598	0.80%	1.00%	4.45%	4.36%	4.15%
2002	40,827	$25.82	$25.63	$ 1,052,667	0.80%	1.00%	3.35%	9.46%	9.24%
2001	29,934	$23.59	$23.46	$ 705,397	0.80%	1.00%	3.11%	7.59%	7.37%
VIP II - Asset Manager
2003	20,033	$29.97	$29.69	$ 599,458	0.80%	1.00%	3.60%	17.03%	16.80%
2002	21,119	$25.61	$25.42	$ 540,146	0.80%	1.00%	4.10%	(9.46%)	(9.64%)
2001	23,886	$28.28	$28.13	$ 675,044	0.80%	1.00%	4.11%	(4.86%)	(5.05%)
VIP II - Index 500
2003	29,955	$29.12	$28.85	$ 871,353	0.80%	1.00%	1.41%	27.38%	27.13%
2002	28,736	$22.86	$22.69	$ 656,334	0.80%	1.00%	1.35%	(22.87%)	(23.03%)
2001	31,347	$29.64	$29.48	$ 928,547	0.80%	1.00%	1.14%	(12.81%)	(12.99%)
VIP II - Asset Manager: Growth
2003	11,007	$19.57	$19.39	$ 215,119	0.80%	1.00%	2.82%	22.35%	22.10%
2002	10,828	$16.00	$15.88	$ 173,028	0.80%	1.00%	3.02%	(16.20%)	(16.37%)
2001	12,742	$19.09	$18.99	$ 243,058	0.80%	1.00%	2.88%	(8.14%)	(8.32%)
VIP II - Contrafund
2003	43,778	$30.07	$29.79	$ 1,315,241	0.80%	1.00%	0.46%	27.44%	27.18%
2002	45,432	$23.60	$23.42	$ 1,071,283	0.80%	1.00%	0.85%	(10.07%)	(10.26%)
2001	49,247	$26.24	$26.10	$ 1,291,600	0.80%	1.00%	0.79%	(12.95%)	(13.13%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP III - Balanced
2003	13,663	$14.21	$14.08	$ 193,678	0.80%	1.00%	2.44%	16.78%	16.55%
2002	10,681	$12.17	$12.08	$ 129,667	0.80%	1.00%	2.93%	(9.45%)	(9.63%)
2001	9,581	$13.44	$13.37	$ 128,576	0.80%	1.00%	3.18%	(2.37%)	(2.57%)
VIP III - Dynamic Capital Appreciation
2003	1,271	$11.04	$11.03	$ 14,023	0.80%	1.00%	-	10.38%	10.32% (d)
VIP III - Growth & Income
2003	21,626	$15.51	$15.37	$ 334,895	0.80%	1.00%	1.13%	22.78%	22.54%
2002	20,641	$12.63	$12.54	$ 260,432	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
2001	23,727	$15.27	$15.19	$ 362,037	0.80%	1.00%	1.32%	(9.48%)	(9.66%)
VIP III - Growth Opportunities
2003	12,838	$11.27	$11.16	$ 144,475	0.80%	1.00%	0.70%	28.83%	28.58%
2002	10,469	$8.75	$8.68	$ 91,492	0.80%	1.00%	1.11%	(22.47%)	(22.63%)
2001	11,295	$11.28	$11.22	$ 127,364	0.80%	1.00%	0.38%	(15.11%)	(15.28%)
VIP III - Mid Cap
2003	39,740	$13.24	$13.14	$ 525,635	0.80%	1.00%	0.43%	37.53%	37.25%
2002	40,643	$9.63	$9.58	$ 390,960	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
2001	44,539	$10.76	$10.73	$ 479,101	0.80%	1.00%	-	(3.99%)	(4.18%)
VIP III - Value Strategies
2003	13,375	$11.38	$11.38	$ 152,236	0.80%	1.00%	-	13.83%	13.77% (d)
VIP IV - Telecomm. & Utilities Growth
2003	1,186	$7.56	$7.52	$ 8,958	0.80%	1.00%	1.18%	25.16%	24.91%
2002	1,014	$6.04	$6.02	$ 6,125	0.80%	1.00%	1.36%	(30.47%)	(30.61%)
2001	777	$8.68	$8.68	$ 6,751	0.80%	1.00%	0.21%	(13.15%)	(13.22%) (e)
VIP IV - Technology
2003	16,777	$9.22	$9.18	$ 154,679	0.80%	1.00%	-	57.94%	57.63%
2002	4,902	$5.84	$5.82	$ 28,616	0.80%	1.00%	-	(38.29%)	(38.42%)
2001	3,900	$9.46	$9.46	$ 36,901	0.80%	1.00%	-	(5.36%)	(5.44%) (e)
VIP IV - Natural Resources
2003	2,454	$10.66	$10.60	$ 26,136	0.80%	1.00%	0.63%	29.57%	29.30%
2002	2,047	$8.22	$8.20	$ 16,832	0.80%	1.00%	0.72%	(12.28%)	(12.46%)
2001	936	$9.38	$9.37	$ 8,779	0.80%	1.00%	0.21%	(6.24%)	(6.32%) (e)
VIP IV - Health Care
2003	4,954	$9.64	$9.59	$ 47,718	0.80%	1.00%	-	15.24%	15.01%
2002	5,208	$8.36	$8.34	$ 43,534	0.80%	1.00%	0.31%	(17.75%)	(17.91%)
2001	5,214	$10.17	$10.16	$ 52,999	0.80%	1.00%	-	1.65%	1.56% (e)
VIP IV - Financial Services
2003	3,365	$11.09	$11.04	$ 37,319	0.80%	1.00%	1.21%	29.54%	29.28%
2002	3,460	$8.56	$8.54	$ 29,623	0.80%	1.00%	1.11%	(12.12%)	(12.29%)
2001	2,444	$9.74	$9.74	$ 23,808	0.80%	1.00%	0.40%	(2.56%)	(2.64%) (e)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
VIP IV - Cyclical Industries
2003	1,365	$11.06	$11.01	$ 15,092	0.80%	1.00%	0.38%	37.26%	36.99%
2002	692	$8.06	$8.04	$ 5,579	0.80%	1.00%	0.10%	(20.32%)	(20.48%)
2001	675	$10.12	$10.11	$ 6,830	0.80%	1.00%	-	1.17%	1.08% (e)
VIP IV - Consumer Industries
2003	723	$10.08	$10.03	$ 7,278	0.80%	1.00%	-	24.09%	23.84%
2002	1,122	$8.12	$8.10	$ 9,103	0.80%	1.00%	0.06%	(17.03%)	(17.19%)
2001	480	$9.79	$9.78	$ 4,701	0.80%	1.00%	-	(2.15%)	(2.23%) (e)
VIP IV - Real Estate
2003	3,683	$11.00	$10.99	$ 40,503	0.80%	1.00%	1.90%	9.96%	9.90% (d)
UIF - Emerging Markets Equity
2003	9,146	$11.02	$10.92	$ 100,690	0.80%	1.00%	-	48.47%	48.18%
2002	4,599	$7.42	$7.37	$ 34,108	0.80%	1.00%	-	(9.63%)	(9.81%)
2001	3,390	$8.21	$8.17	$ 27,827	0.80%	1.00%	-	(7.24%)	(7.43%)
UIF - Emerging Markets Debt
2003	3,623	$15.84	$15.70	$ 57,339	0.80%	1.00%	-	26.84%	26.59%
2002	2,579	$12.49	$12.40	$ 32,177	0.80%	1.00%	7.96%	8.35%	8.13%
2001	945	$11.53	$11.47	$ 10,881	0.80%	1.00%	10.04%	9.21%	8.99%
UIF - Global Value Equity
2003	3,367	$12.82	$12.70	$ 43,093	0.80%	1.00%	-	27.93%	27.68%
2002	3,470	$10.02	$9.95	$ 34,728	0.80%	1.00%	1.35%	(17.53%)	(17.70%)
2001	2,144	$12.15	$12.09	$ 26,028	0.80%	1.00%	1.26%	(7.79%)	(7.98%)
UIF - International Magnum
2003	4,981	$9.60	$9.51	$ 47,710	0.80%	1.00%	0.21%	26.40%	26.14%
2002	3,420	$7.59	$7.54	$ 25,928	0.80%	1.00%	1.33%	(17.48%)	(17.65%)
2001	1,204	$9.20	$9.15	$ 11,067	0.80%	1.00%	0.46%	(19.94%)	(20.10%)
PBHG - Growth II
2003	4,484	$9.00	$8.92	$ 40,325	0.80%	1.00%	-	24.70%	24.45%
2002	6,490	$7.22	$7.16	$ 46,809	0.80%	1.00%	-	(30.99%)	(31.12%)
2001	9,187	$10.46	$10.40	$ 96,029	0.80%	1.00%	-	(40.95%)	(41.07%)
PBHG - Small Cap
2003	11,413	$17.68	$17.51	$ 201,496	0.80%	1.00%	-	37.92%	37.64%
2002	17,673	$12.82	$12.72	$ 226,285	0.80%	1.00%	-	(31.66%)	(31.80%)
2001	21,623	$18.76	$18.66	$ 405,302	0.80%	1.00%	0.11%	5.21%	5.00%
PBHG - Select Value
2003	4,883	$15.62	$15.48	$ 76,152	0.80%	1.00%	2.46%	17.35%	17.11%
2002	9,265	$13.31	$13.22	$ 123,189	0.80%	1.00%	0.85%	(25.67%)	(25.82%)
2001	16,878	$17.91	$17.82	$ 302,029	0.80%	1.00%	0.37%	0.90%	0.70%
PBHG - Technology & Communications
2003	18,575	$7.67	$7.60	$ 142,444	0.80%	1.00%	-	44.17%	43.88%
2002	25,444	$5.32	$5.28	$ 135,352	0.80%	1.00%	-	(54.36%)	(54.45%)
2001	32,181	$11.66	$11.60	$ 375,082	0.80%	1.00%	-	(52.70%)	(52.80%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Expense ratio (a)			Total Return (c)
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Investment income ratio (b)	RR	IA
PBHG - Select 20
2003	9,553	$14.35	$14.22	$ 136,996	0.80%	1.00%	-	31.80%	31.54%
2002	12,626	$10.89	$10.81	$ 137,399	0.80%	1.00%	-	(31.89%)	(32.02%)
2001	17,024	$15.98	$15.90	$ 272,002	0.80%	1.00%	-	(36.68%)	(36.81%)
SVIF - Mid Cap Growth Fund II
2003	7,880	$11.79	$11.68	$ 92,853	0.80%	1.00%	-	33.14%	32.87%
2002	9,116	$8.86	$8.79	$ 80,697	0.80%	1.00%	-	(38.05%)	(38.17%)
2001	11,122	$14.30	$14.22	$ 158,957	0.80%	1.00%	-	(31.33%)	(31.47%)
SVIF - Opportunity Fund II
2003	5,229	$15.24	$15.10	$ 79,609	0.80%	1.00%	0.06%	35.91%	35.64%
2002	7,958	$11.21	$11.13	$ 89,169	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
2001	8,229	$15.45	$15.37	$ 127,060	0.80%	1.00%	0.42%	(4.48%)	(4.67%)
CST - Small Cap Growth
2003	9,766	$10.81	$10.70	$ 105,416	0.80%	1.00%	-	47.36%	47.06%
2002	5,188	$7.33	$7.28	$ 38,010	0.80%	1.00%	-	(34.22%)	(34.36%)
2001	6,492	$11.15	$11.09	$ 72,334	0.80%	1.00%	-	(16.69%)	(16.85%)
CST - International Focus
2003	1,415	$9.35	$9.26	$ 13,221	0.80%	1.00%	0.44%	32.03%	31.76%
2002	1,565	$7.08	$7.03	$ 11,075	0.80%	1.00%	-	(20.55%)	(20.71%)
2001	1,840	$8.91	$8.87	$ 16,395	0.80%	1.00%	-	(22.90%)	(23.06%)
CST - Global Post-Venture Capital
2003	2,708	$9.57	$9.48	$ 25,887	0.80%	1.00%	-	46.48%	46.18%
2002	1,241	$6.53	$6.49	$ 8,105	0.80%	1.00%	-	(34.68%)	(34.82%)
2001	1,699	$10.00	$9.95	$ 16,983	0.80%	1.00%	-	(29.21%)	(29.35%)

(a) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(b) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
February 20, 2004

Annual Report

Fidelity Retirement Reserves (policy form NRR-96100), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0204
1.540223.106

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